Income Taxes (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Effective tax rate	0.00%	0.00%
Reconcilation effective tax rate		21.00%
Increase (decrease) in valuation allowance of asset	$ 2.9	$ 2,980,000	$ 4,226,000
Federal net operating losses		$ 25,175,483
Effective income tax rate percentage amount		80.00%
Uncertain tax provision amount		$ 0	0
Income tax penalties accrued		0	0
Income tax interest accrued		$ 0	$ 0
Net Operating Losses to Reduce Taxable Income Percentage	80.00%
Earliest Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Income tax examination year		2015
Latest Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Income tax examination year		2021